Stockholders' Equity - Warrants By Exercise Price (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Shares	7,036,874	2,954,315	1,480,139
Exercise Price	$ 3.67	$ 7.62	$ 11.05
5/7/2018
Issuance Date	May 07, 2018
Number of Shares	403,025
Exercise Price	$ 11.09
Expiration Date	May 08, 2023
11/26/2018
Issuance Date	Nov. 26, 2018
Number of Shares	313,358
Exercise Price	$ 11.55
Expiration Date	Nov. 26, 2023
1/28/2021
Issuance Date	Jan. 28, 2021
Number of Shares	31,000
Exercise Price	$ 5.78
Expiration Date	Jan. 28, 2023
Common stock warrants
Exercise Price	$ 11.06